Subsequent Events - Schedule of Derivative Instruments (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
SEB Facility [Member]
Repurchase Agreement Counterparty [Line Items]
Derivative, Inception Date	Apr. 26, 2021
Derivative, Maturity Date	Jan. 26, 2026
Derivative, Fixed Interest Rate	0.45%
Derivative, Notional Amount	$ 37,050
ABN [Member]
Repurchase Agreement Counterparty [Line Items]
Derivative, Inception Date	Mar. 20, 2021
Derivative, Maturity Date	Dec. 20, 2023
Derivative, Fixed Interest Rate	0.31%
Derivative, Notional Amount	$ 84,548